Other (Income) and Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Divestitures
(Gains)/losses on foreign currency transactions		$ (458)	$ 116	$ (643)
(Gains)/losses on derivative instruments		515	(17)	225
Interest income		(747)	(670)	(162)
Net (gains)/losses from securities and investment assets		(20)	(39)	278
Retirement-related costs/(income)		3,457	(39)	6,548
Other		(877)	(266)	(443)
Total other (income) and expense	[1]	1,871	(914)	5,803
Pension settlement charges		3,113	0	5,894
Healthcare software assets divestiture
Divestitures
Pre-tax gain on sale of business		13	$ 45	$ 258
Disposal Group, Disposed of by Sale, Not Discontinued Operations | QRadar SaaS
Divestitures
Gain (loss) on disposition of assets		349
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Weather Company
Divestitures
Pre-tax gain on sale of business		$ 243

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.